Related Party Information	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Information	Related Party Information As of December 31, 2020 and 2019 CNH Industrial’s related parties were primarily EXOR N.V. and the companies that EXOR N.V. controlled or had a significant influence over, including Fiat Chrysler Automobiles N.V. and its subsidiaries and affiliates (“FCA”) and Ferrari N.V. and its subsidiaries and affiliates (“Ferrari”). As of January 31, 2021, EXOR N.V. held 42.5% of CNH Industrial’s voting power and had the ability to significantly influence the decisions submitted to a vote of CNH Industrial’s shareholders, including approval of annual dividends, the election and removal of directors, mergers or other business combinations, the acquisition or disposition of assets, and issuances of equity and the incurrence of indebtedness. The percentage above has been calculated as the ratio of (i) the aggregate number of common shares and special voting shares owned by EXOR N.V. to (ii) the aggregate number of outstanding common shares and special voting shares of CNH Industrial as of January 31, 2021. In addition, CNH Industrial engages in transactions with its unconsolidated subsidiaries and affiliates over which CNH Industrial has a significant influence or jointly controls.
The Company’s Audit Committee reviews and evaluates all significant related party transactions.
Transactions with EXOR N.V. and its Subsidiaries and Affiliates
EXOR N.V. is an investment holding company in Europe. As of December 31, 2020 and 2019, among other things, EXOR N.V. managed a portfolio that includes investments in FCA and Ferrari. CNH Industrial did not enter into any significant transactions with EXOR N.V. during the years ended December 31, 2020 and 2019.
In connection with the establishment of Fiat Industrial (now CNH Industrial) through the demerger from Fiat (which was subsequently merged into FCA), the two companies entered into a Master Services Agreement (“MSA”) which sets forth the primary terms and conditions pursuant to which the service provider subsidiaries of CNH Industrial and FCA provide services to the service receiving subsidiaries. As structured, the applicable service provider and service receiver subsidiaries become parties to the MSA through the execution of an Opt-in letter that may contain additional terms and conditions. Pursuant to the MSA, service receivers are required to pay to service providers the actual cost of the services plus a negotiated margin. During 2020 and 2019, FCA subsidiaries provided CNH Industrial with administrative services such as accounting, cash management, maintenance of plant and equipment, security, information systems and training under the terms and conditions of the MSA and the applicable Opt-in letters.
Additionally, CNH Industrial sold engines and light commercial vehicles to and purchased engine blocks and other components from FCA subsidiaries. Furthermore, CNH Industrial and FCA might engage in other minor transactions in the ordinary course of business.
These transactions with FCA are reflected in the Company’s consolidated financial statements as follows:

	2020	2019	2018
	(in millions)
Net sales	$599	$719	$748
Cost of goods sold	$212	$319	$433
Selling, general and administrative expenses	$127	$147	$151

	December 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$8	$4
Trade payables	$85	$83
Transactions with Unconsolidated Subsidiaries and Affiliates
CNH Industrial sells commercial vehicles, agricultural and construction equipment and provides technical services to unconsolidated subsidiaries and affiliates such as IVECO—OTO MELARA Società Consortile a responsabilità limitata, CNH de Mexico SA de CV, Turk Traktor ve Ziraat Makineleri A.S. and New Holland HFT Japan Inc. CNH Industrial also purchases equipment from unconsolidated subsidiaries and affiliates, such as Turk Traktor ve Ziraat Makineleri A.S. These transactions primarily affected revenues, finance, interest and other income, cost of goods sold, trade receivables and payables and are presented as follows:

	2020	2019	2018
	(in millions)
Net sales	$1,076	$911	$1,068
Cost of goods sold	$412	$514	$522

	December 31, 2020	December 31, 2019
	(in millions)
Trade receivables	$170	$121
Trade payables	$98	$70
At December 31, 2020 and 2019, CNH Industrial had pledged guarantees on commitments of its joint ventures for an amount of $259 million and $145 million, respectively, mainly related to IVECO—OTO MELARA Società Consortile a responsabilità limitata. At December 31, 2020 and 2019, CNH Industrial had pledged guarantees and commitments of its associated company for an amount of $323 million and $276 million, respectively, related to CNH Industrial Capital Europe S.A.S.